Components of Other Operating (Income) Expense, Net (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Components of Other Operating Income [Line Items]
(Gain) loss on sale of interests in subsidiaries and affiliates, net	¥ (2,882)	[1],[2]	¥ (4,465)	[1],[2]	¥ (30,529)	[1],[2]
(Gain) loss on sale, disposal or impairment of assets, net	45,619	[2],[3]	18,006	[2],[3]	73,517	[2],[3]
Other operating (income) expense, net	(59,594)		(13,450)		42,988
Game Show Network, Llc
Components of Other Operating Income [Line Items]
Remeasurement gain			(26,991)	[1]
Sony Ericsson
Components of Other Operating Income [Line Items]
Remeasurement gain	¥ (102,331)	[1]

[1]	Refer to Note 24.
[2]	Refer to Note 25.
[3]	Refer to Notes 13, 18 and 19.